Derivative Financial Instruments (Details) - Interest Rate Swap Contracts	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional Amount	$ 600,000,000
Derivative Remaining Term Year One
Derivative [Line Items]
Notional Amount	$ 1,300,000,000
Weighted Average Fixed Rate	2.74%
Derivative Remaining Term Year Two
Derivative [Line Items]
Notional Amount	$ 1,000,000,000
Weighted Average Fixed Rate	2.53%
Derivative Remaining Term Year Three
Derivative [Line Items]
Notional Amount	$ 750,000,000
Weighted Average Fixed Rate	2.54%
Derivative Remaining Term Year Four
Derivative [Line Items]
Notional Amount	$ 600,000,000
Weighted Average Fixed Rate	2.42%
Derivative Remaining Term Year Five
Derivative [Line Items]
Notional Amount	$ 600,000,000
Weighted Average Fixed Rate	2.42%